UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04375

Name of Fund:    BlackRock New York Municipal Opportunities Fund of BlackRock Multi-State Municipal Series Trust

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York Municipal Opportunities Fund of BlackRock Multi-State Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 06/30/2017

Date of reporting period: 09/30/2016

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2016 (Unaudited)	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
New York — 1.4%
American Museum of Natural History, 4.37%, 7/15/45	$1,000	$1,142,585
Gilead Sciences, Inc., 4.00%, 9/01/36	1,276	1,301,157
Microsoft Corp., 3.45%, 8/08/36	1,700	1,731,747
New York and Presbyterian Hospital, 4.06%, 8/01/56	2,000	2,155,524
New York Public Library Astor Lenox & Tilden Foundations, 4.31%, 7/01/45	1,000	1,107,602
Northwell Healthcare, Inc., 3.98%, 11/01/46	2,000	2,022,618
Total Corporate Bonds — 1.4%		9,461,233

Municipal Bonds
New York — 85.0%
Corporate — 2.6%
Build NYC Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 5.00%, 1/01/35 (a)	280	320,107
City of New York New York Industrial Development Agency, Refunding RB:
Special Needs FAS Pool, 4.38%, 7/01/20	500	483,160
Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/28	1,520	1,685,817
City of Niagara Falls New York, GO, Refunding, (BAM):
3.00%, 5/15/34	450	452,209
3.00%, 5/15/35	500	500,755
County of Essex New York Industrial Development Agency, RB, International Paper Co. Project, Series A, AMT, 6.63%, 9/01/32	350	378,567
County of Onondaga New York Industrial Development Agency, RB, Bristol-Meyers Squibb Co. Project, AMT, 5.75%, 3/01/24	750	955,290
New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.50%, 10/01/37	780	1,077,742

Municipal Bonds	Par (000)	Value
New York (continued)
Corporate (continued)
New York Liberty Development Corp., Refunding RB, Goldman Sachs Headquarters Issue, 5.25%, 10/01/35	$5,755	$7,689,946
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42 (a)	2,150	2,191,409
Southold Local Development Corp., RB, Peconic Landing Inc., Project, 4.00%, 12/01/45	1,900	1,969,654

		17,704,656
County/City/Special District/School District — 22.1%
Brooklyn Arena Local Development Corp., Refunding RB, Series A:
Barclays Center Project, 5.00%, 7/15/42	3,950	4,675,615
(AGM), 3.00%, 7/15/36	12,375	12,256,324
City of New York New York, GO, Refunding:
Series A, 5.00%, 8/01/29	1,940	2,411,129
Series A, 5.00%, 8/01/30	2,250	2,781,832
Series A, 5.00%, 1/01/38	1,500	1,782,090
Series B, 5.00%, 8/01/31	1,250	1,538,662
Series C, 5.00%, 8/01/34	500	600,180
Series E, 5.50%, 8/01/25	1,280	1,637,453
City of New York New York, GO:
Series A-1, 5.00%, 8/01/35	400	467,440
Sub-Series D-1, Fiscal 2014, 5.00%, 8/01/31	690	837,343
Sub-Series I-1, 5.38%, 4/01/19 (b)	1,360	1,509,029
Sub-Series I-1, 5.38%, 4/01/36	805	894,645
City of New York New York Convention Center Development Corp., Refunding RB:
5.00%, 11/15/35	3,500	4,264,085
Hotel Unit Fee Secured, 5.00%, 11/15/40	6,090	7,297,708
Hotel Unit Fee Secured, 4.00%, 11/15/45	1,775	1,965,014
Hotel Unit Fee Secured, 5.00%, 11/15/45	8,490	10,158,370

BLACKROCK NEW YORK MUNICIPAL OPPORTUNITIES FUND	SEPTEMBER 30, 2016	1

Schedule of Investments (continued)	BlackRock New York Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
City of New York New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/42 (c)	$5,000	$2,063,850
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/45 (c)	1,500	552,975
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	1,850	1,866,132
Queens Baseball Stadium (AGC), 6.50%, 1/01/46	700	781,536
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/46	790	796,889
Yankee Stadium Project (NPFGC), 5.00%, 3/01/46	1,000	1,005,200
Yankee Stadium Project (NPFGC), 4.75%, 3/01/46	250	250,827
City of New York New York Industrial Development Agency, Refunding ARB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/22	500	572,195
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-1, 5.63%, 7/15/38	200	216,314
City of New York New York Transitional Finance Authority, RB, Fiscal 2012, Sub-Series E-1, 5.00%, 2/01/42	650	760,051
City of New York New York Transitional Finance Authority Future Tax Secured, RB:
Fiscal 2015, Sub-Series B-1, 5.00%, 8/01/42	3,000	3,637,560
Fiscal 2015, Sub-Series E-1, 5.00%, 2/01/41	3,000	3,586,020
Sub-Series A-1, 5.00%, 11/01/38	1,000	1,206,810
Sub-Series B-1, 5.00%, 11/01/36	680	831,484
Sub-Series B-1, 5.00%, 11/01/38	5,000	6,069,150
Sub-Series B-2, 3.15%, 11/01/25	2,000	2,116,980
City of Poughkeepsie New York, GO, Series A, 3.75%, 5/07/17	1,680	1,686,837

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
City of Syracuse New York, GO, Airport Terminal Security & Access, Series A, AMT (AGM), 4.75%, 11/01/31	$500	$547,400
City of Yonkers, GO, Refunding, Series B (AGM), 5.00%, 8/01/23	100	121,655
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, Buffalo State College Foundation Housing Corp. Project, Series A, 5.38%, 10/01/41	620	712,275
County of Nassau New York, GO, Series B, 5.00%, 10/01/30	7,200	8,899,200
County of Westchester New York Industrial Development Agency, RB, White Plains Facilities (ACA), 6.25%, 10/15/27	1,000	940,530
Haverstraw-Stony Point Central School District, GO, Refunding:
5.00%, 10/15/35	160	191,962
5.00%, 10/15/36	140	167,458
Hudson Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	5,970	6,063,968
5.75%, 2/15/47	100	117,814
(AGC), 5.00%, 2/15/47	1,000	1,016,490
(AGM), 5.00%, 2/15/47	800	813,192
(NPFGC), 4.50%, 2/15/47	2,315	2,347,827
New York City Transitional Finance Authority Future Tax Secured Revenue, RB:
5.00%, 5/01/40	2,435	2,946,374
4.00%, 5/01/42	5,000	5,510,150
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 2, 5.63%, 7/15/47	9,305	10,594,208
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	1,200	1,353,912
3 World Trade Center Project, Class 1, 5.00%, 11/15/44 (a)	5,000	5,754,650
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (a)	400	475,492

2	BLACKROCK NEW YORK MUNICIPAL OPPORTUNITIES FUND	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock New York Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
New York Liberty Development Corp., Refunding RB (continued):
4 World Trade Center Project, 5.00%, 11/15/31	$860	$1,000,550
4 World Trade Center Project, 5.00%, 11/15/44	1,500	1,725,225
4 World Trade Center Project, 5.75%, 11/15/51	1,250	1,487,962
7 World Trade Center Project, Class 1, 4.00%, 9/15/35	425	468,975
7 World Trade Center Project, Class 2, 5.00%, 9/15/43	5,085	5,777,068
7 World Trade Center Project, Class 3, 5.00%, 3/15/44	1,720	1,939,988
State of New York Dormitory Authority, RB:
4.00%, 7/01/33	310	343,502
4.00%, 7/01/35	250	274,992
4.00%, 7/01/42	1,000	1,092,830
State of New York State Dormitory Authority, RB, Series C, 5.00%, 10/01/42	1,695	2,001,964
Town of Oyster Bay New York, GO:
3.75%, 3/31/17	190	190,899
3.75%, 3/31/17	130	130,615
Town of Oyster Bay New York, GO, Refunding:
Series C, 4.00%, 6/01/18	615	619,901
Series D, 3.88%, 6/28/17	310	311,727
Town of Oyster Bay New York, GO, Series E, 5.25%, 2/03/17	2,000	2,010,560

		151,029,044
Education — 13.8%
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/40	305	328,214
Build New York City Resource Corp., RB, The Chapin School, Ltd. Project:
4.00%, 11/01/26	225	272,156
5.00%, 11/01/26	515	670,973
Build New York City Resource Corp., Refunding RB:
3.75%, 6/01/34	550	582,995
New York Law School Project, 5.00%, 7/01/41	1,330	1,543,465

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
Build New York City Resource Corp., Refunding RB (continued):
New York Law School Project, 4.00%, 7/01/45	$3,695	$3,911,749
Series A, 5.00%, 6/01/43	325	386,367
City of New York New York Trust for Cultural Resources, RB, Juilliard School, Series A, 5.00%, 1/01/39	500	544,550
City of New York New York Trust for Cultural Resources, Refunding RB:
4.00%, 7/01/41	1,500	1,640,580
4.00%, 7/01/46	1,715	1,865,080
American Museum of Natural History, Series A, 5.00%, 7/01/37	885	1,049,619
Carnegie Hall, Series A, 4.75%, 12/01/39	1,550	1,711,711
Carnegie Hall, Series A, 5.00%, 12/01/39	1,325	1,475,215
City of Niagara Falls New York, GO, Refunding, (BAM), 3.00%, 5/15/32	160	162,848
City of Troy New York Capital Resource Corp., Refunding RB:
5.00%, 8/01/28	2,690	3,319,702
Rensselaer Polytechnic Institute Project, Series A, 5.13%, 9/01/40	4,280	4,850,267
Rensselaer Polytechnic Institute Project, Series B, 4.00%, 8/01/35	1,000	1,091,940
City of Yonkers New York Industrial Development Agency, RB, Sarah Lawrence College Project, Series A, 6.00%, 6/01/19 (b)	1,000	1,133,210
County of Cattaraugus New York, RB, St. Bonaventure University Project:
5.00%, 5/01/34	130	145,461
5.00%, 5/01/39	165	181,591
County of Dutchess New York IDA, Refunding RB, Bard College Civic Facility, Series A-1, 5.00%, 8/01/46	2,475	2,339,370
County of Madison New York Industrial Development Agency, RB, Commons II LLC, Student Housing, Series A (CIFG), 5.00%, 6/01/18 (b)	400	426,476

BLACKROCK NEW YORK MUNICIPAL OPPORTUNITIES FUND	SEPTEMBER 30, 2016	3

Schedule of Investments (continued)	BlackRock New York Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A, 5.00%, 7/01/38	$240	$280,634
County of Nassau New York Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 4.75%, 3/01/20 (b)	1,000	1,126,230
County of Orange New York Funding Corp., Refunding RB, Mount St. Mary College Project, Series A:
5.00%, 7/01/37	360	403,423
5.00%, 7/01/42	220	246,039
County of St. Lawrence New York Industrial Development Agency, RB, Clarkson University Project, 5.38%, 9/01/41	500	586,700
County of St. Lawrence New York Industrial Development Agency, Refunding RB:
Series B, 4.43%, 7/01/56	1,500	1,686,855
St. Lawrence University Project, Series A, 4.00%, 7/01/43	3,000	3,302,580
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM), 5.50%, 7/01/33	450	518,256
Dobbs Ferry Local Development Corp., RB, Mercy College Project:
5.00%, 7/01/39	1,000	1,184,450
5.00%, 7/01/44	2,000	2,361,140
Dutchess County Local Development Corp., Refunding RB, Culinary Institute of America Project:
5.00%, 7/01/30	200	243,030
5.00%, 7/01/31	200	241,874
5.00%, 7/01/32	440	529,593
5.00%, 7/01/35	155	184,503
5.00%, 7/01/36	100	118,564
5.00%, 7/01/41	215	254,308
5.00%, 7/01/46	300	353,730
State of New York Dormitory Authority, Refunding RB, Barnard College, Series A, 5.00%, 7/01/33	470	567,586

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
State of New York Dormitory Authority, RB:
Columbia University, Series A-2, 5.00%, 10/01/46	$2,500	$3,690,525
Icahn Shool of Medicine at Mount Sinai, 5.00%, 7/01/40	2,500	2,930,575
New School (AGM), 5.50%, 7/01/43	1,000	1,152,340
New York University, Series 1 (AMBAC), 5.50%, 7/01/40	500	709,355
New York University, Series 1 (AMBAC) (BHAC), 5.50%, 7/01/31	230	306,473
Personal Income Tax, Series G, 5.00%, 8/15/32	1,975	2,328,821
Series A, 5.00%, 2/15/43	10,000	12,136,300
Series A, 5.50%, 1/01/44	2,000	2,270,880
State University Dormitory Facilities, Series A, 5.25%, 7/01/19 (b)	5	5,591
State University Dormitory Facilities, Series A, 5.00%, 7/01/39	750	823,613
Teachers College, Series B, 5.00%, 7/01/42	300	350,802
Touro College & University System Obligation Group, Series A, 4.13%, 1/01/30	600	634,014
University of Rochester, Series A, 5.75%, 7/01/39 (d)	1,000	1,118,060
University of Rochester, Series B, 5.00%, 1/01/17 (b)	550	555,841
State of New York Dormitory Authority, Refunding RB:
Barnard College, Series A, 4.00%, 7/01/36	470	518,490
Barnard College, Series A, 5.00%, 7/01/43	1,000	1,180,750
Brooklyn Law School, 5.75%, 7/01/33	475	524,144
Culinary Institute of America, 5.00%, 7/01/42	300	334,662
Fordham University, 5.00%, 7/01/44	850	993,667
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 7/01/35	800	941,872
New York University, Series A, 5.00%, 7/01/42	1,000	1,159,280

4	BLACKROCK NEW YORK MUNICIPAL OPPORTUNITIES FUND	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock New York Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
State of New York Dormitory Authority, Refunding RB (continued):
Pratt Institute, 3.00%, 7/01/34	$2,735	$2,761,721
Pratt Institute, 3.00%, 7/01/36	1,090	1,078,729
Pratt Institute, Series A, 5.00%, 7/01/44	1,000	1,149,320
Rochester Institute of Technology, 5.00%, 7/01/34	750	881,032
Rochester Institute of Technology, 5.00%, 7/01/42	1,460	1,687,410
Skidmore College, Series A, 5.25%, 7/01/29	135	158,715
St. John’s University, Series A, 5.00%, 7/01/37	350	412,367
State University Dormitory Facilities, Series A, 5.25%, 7/01/30	2,095	2,557,052
State University Dormitory Facilities, Series A, 5.25%, 7/01/32	2,095	2,525,962
State University Dormitory Facilities, Series A, 5.00%, 7/01/42	895	1,034,405
Teachers College, 5.50%, 3/01/39	850	934,719
Town of Hempstead New York Local Development Corp., Refunding RB, Adelphi University Project:
5.00%, 10/01/34	465	549,584
5.00%, 10/01/35	265	312,151

		94,532,256
Health — 7.7%
Buffalo & Erie County Industrial Land Development Corp., RB, 5.25%, 7/01/35	500	598,350
Build NYC Resource Corp., Refunding RB, New York Methodist Hospital Project, 5.00%, 7/01/30	600	707,184
City of New York New York Health & Hospital Corp., Refunding RB, Health System, Series A, 5.00%, 2/15/30	1,000	1,111,260

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
City of New York New York Industrial Development Agency, RB, Special Needs Facilities Pooled Program:
Series A-1, 6.50%, 7/01/17	$135	$135,119
Series C-1, 6.50%, 7/01/17	715	715,629
City of New York New York Industrial Development Agency, Refunding RB, Special Needs Facilities Pooled Program, Series C-1 (ACA), 5.10%, 7/01/31	525	525,021
County of Dutchess New York Local Development Corp., RB:
Health Quest Systems, Inc., Series B, 3.00%, 7/01/36	775	763,592
Health Quest Systems, Inc., Series B, 4.00%, 7/01/41	10,755	11,696,170
Series A, 5.00%, 7/01/34	750	882,532
County of Dutchess New York Local Development Corp., Refunding RB, Health Quest System, Inc., Series A, 5.75%, 7/01/40	300	342,102
County of Erie New York Industrial Development Agency, RB, Episcopal Church Home, Series A, 6.00%, 2/01/28	185	185,398
County of Genesee New York Industrial Development Agency, Refunding RB, United Memorial Medical Center Project:
5.00%, 12/01/27	465	465,670
5.00%, 12/01/32	580	580,719
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	1,050	1,225,980
County of Nassau New York Industrial Development Agency, Refunding RB, Special Needs Facility Pooled Program (ACA), 4.90%, 7/01/21	330	330,198
County of Orange New York Industrial Development Agency, RB, Special Needs Facilities Pooled Program, Series G-1 (ACA), 4.90%, 7/01/21	845	845,507
County of Suffolk New York EDC, RB, Catholic Health Services, Series C, 5.00%, 7/01/32	305	353,995

BLACKROCK NEW YORK MUNICIPAL OPPORTUNITIES FUND	SEPTEMBER 30, 2016	5

Schedule of Investments (continued)	BlackRock New York Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
County of Suffolk New York Industrial Development Agency, RB, Special Needs Facilities Pooled Program, Series D-1, 6.50%, 7/01/17	$55	$55,128
County of Sullivan New York Industrial Development Agency, RB, Special Needs Facilities Pooled Program, Series H-1 (ACA), 4.90%, 7/01/21	330	330,198
County of Tompkins New York Development Corp., Refunding RB, Kendal at Ithaca, Inc.:
5.00%, 7/01/44	1,250	1,407,000
Project, 4.25%, 7/01/44	1,595	1,659,661
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/30	3,645	4,131,936
Series B, 6.00%, 11/01/20 (b)	325	389,607
Series B, 6.00%, 11/01/30	50	57,664
County of Westchester New York Local Development Corp., Refunding RB:
Kendal On Hudson Project, 5.00%, 1/01/28	930	1,072,504
Kendal On Hudson Project, 5.00%, 1/01/34	875	986,282
Westchester Medical Center Obligation, 5.00%, 11/01/46	1,610	1,878,323
State of New York Dormitory Authority, RB:
Healthcare, Series A, 5.00%, 3/15/19 (b)	250	274,133
Hudson Valley Hospital (BHAC) (FHA), 5.00%, 8/15/36	750	776,632
Mental Health Services (AGM), 5.00%, 8/15/18 (b)	5	5,387
Mental Health Services (AGM), 5.00%, 2/15/22	990	1,065,626
Mental Health Services, 2nd Series (AGM), 5.00%, 8/15/18 (b)	5	5,387
New York State Association for Retarded Children, Inc., Series B (AMBAC), 6.00%, 7/01/32	700	792,127

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
State of New York Dormitory Authority, RB (continued):
New York University Hospitals Center, Series A, 5.75%, 7/01/20 (b)	$1,055	$1,241,239
North Shore-Long Island Jewish Obligated Group, Series A, 5.50%, 5/01/19 (b)	1,675	1,872,432
North Shore-Long Island Jewish Obligated Group, Series A, 5.75%, 5/01/19 (b)	1,725	1,939,331
Orange Regional Medical Center, 5.00%, 12/01/40 (a)	1,300	1,457,066
Orange Regional Medical Center, 5.00%, 12/01/45 (a)	1,700	1,898,611
State of New York Dormitory Authority, Refunding RB:
Miriam Osborn Memorial Home Association, 5.00%, 7/01/29	290	310,401
Mount Sinai Hospital, Series A, 5.00%, 7/01/26	1,635	1,852,635
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/32	2,500	2,875,575
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/43	1,570	1,833,258
North Shore-Long Island Jewish Obligated Group, Series E, 5.50%, 5/01/33	1,000	1,098,580

		52,731,149
Housing — 2.2%
City of New York New York Housing Development Corp., RB, M/F Housing, Fund Grant Program, New York City Housing Authority Program, Series B1:
5.25%, 7/01/32	2,020	2,403,174
5.00%, 7/01/33	400	465,004
City of New York New York Housing Development Corp., Refunding RB, M/F Housing, 8 Spruce Street, Class F, 4.50%, 2/15/48	770	822,337

6	BLACKROCK NEW YORK MUNICIPAL OPPORTUNITIES FUND	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock New York Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
New York (continued)
Housing (continued)
City of Yonkers New York Industrial Development Agency, RB, AMT (SONYMA):
Monastery Manor Associates LP Project, 5.25%, 4/01/37	$585	$586,796
Sacred Heart Association Project, Series A, 5.00%, 10/01/37	1,640	1,643,362
County of Monroe New York Industrial Development Agency, IDRB, Southview Towers Project, AMT (SONYMA), 6.25%, 2/01/31	1,000	1,003,080
County Westchester Local Development Corp., Refunding RB, Waterburg Senior Housing, Series A, 5.00%, 6/01/30 (a)	965	1,021,993
State of New York HFA, RB, M/F Housing:
Affordable Housing, Series D (SONYMA), 3.20%, 11/01/46	2,910	2,854,710
Division Street, Series A, AMT (SONYMA), 5.10%, 2/15/38	875	876,128
Highland Avenue Senior Apartments, Series A, AMT (SONYMA), 5.00%, 2/15/39	2,000	2,010,560
Kensico Terrace Apartments, Series A, AMT (SONYMA), 4.90%, 2/15/38	645	645,729
Series A, Watergate II, AMT, 4.75%, 2/15/34	580	580,661

		14,913,534
State — 4.4%
MTA Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/51	10,290	11,582,836
Sales Tax Asset Receivable Corp., Refunding RB, Series A, 5.00%, 10/15/31	1,625	2,037,555
State of New York, GO, Series A, 5.00%, 2/15/39	750	821,370
State of New York Dormitory Authority, RB, Series B, 5.00%, 3/15/37	1,500	1,834,335
State of New York Thruway Authority, Refunding RB, Series A-1, 5.00%, 4/01/29	1,000	1,095,370

Municipal Bonds	Par (000)	Value
New York (continued)
State (continued)
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C, 5.00%, 3/15/32	$4,000	$4,790,600
State of New York Urban Development Corp., Refunding RB:
Clarkson Center Advance Materials, 5.50%, 1/01/20	1,380	1,486,053
Personal Income Tax, Series A, 5.00%, 3/15/34	1,355	1,664,374
Personal Income Tax, Series A, 5.00%, 3/15/35	1,525	1,861,598
University Facilities Grants, 5.50%, 1/01/19	2,695	2,854,894

		30,028,985
Tobacco — 4.9%
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A:
6.25%, 6/01/41 (a)	4,700	4,959,252
5.00%, 6/01/42	3,775	3,733,286
5.00%, 6/01/45	1,395	1,384,607
County of Chautauqua New York Tobacco Asset Securitization Corp., Refunding RB, 4.75%, 6/01/39	750	773,543
County of Nassau New York Tobacco Settlement Corp., Refunding RB, Asset-Backed, Series A-3, 5.13%, 6/01/46	1,765	1,732,912
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed:
5.25%, 5/15/34	1,750	2,037,263
5.25%, 5/15/40	1,080	1,246,082
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 6/01/45	4,595	4,595,092
New York Counties Tobacco Trust, Refunding RB, 4.00%, 6/01/51	3,655	3,582,887
TSASC, Inc., Refunding RB, Series 1, 5.00%, 6/01/34	4,940	4,946,126

BLACKROCK NEW YORK MUNICIPAL OPPORTUNITIES FUND	SEPTEMBER 30, 2016	7

Schedule of Investments (continued)	BlackRock New York Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
New York (continued)
Tobacco (continued)
Westchester Tobacco Asset Securitization, Refunding RB, 5.13%, 6/01/45	$4,145	$4,165,559

		33,156,609
Transportation — 19.5%
Metropolitan Transportation Authority, RB:
Series A, 5.63%, 11/15/18 (b)	90	99,076
Series A-1, 5.25%, 11/15/33	540	660,404
Series B, 5.25%, 11/15/44	2,125	2,582,619
Series C, 6.50%, 11/15/28	445	497,256
Series E, 5.00%, 11/15/38	2,350	2,790,202
Series H, 5.00%, 11/15/25	1,000	1,217,730
Metropolitan Transportation Authority, Refunding RB:
Green Bond, SubSeries B-1, 5.00%, 11/15/51	10,000	12,074,000
Green Bonds, Series A-1, 5.25%, 11/15/56	1,560	1,905,119
Green Bonds, Series A-2, 5.00%, 11/15/27	10,000	12,797,900
Series A, 5.63%, 11/15/18 (b)	410	451,344
Series C-1, 5.25%, 11/15/56	5,410	6,661,171
Series F, 5.00%, 11/15/30	1,000	1,196,960
Sub-Series C-1, 5.00%, 11/15/35	1,500	1,811,025
New York State Thruway Authority, Refunding RB, 5.00%, 1/01/31	2,500	3,019,275
New York Transportation Development Corp., RB, Laguardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 1/01/50	8,850	10,194,757
New York Transportation Development Corp., Refunding RB, American Airlines, Inc., AMT:
5.00%, 8/01/26	4,585	5,078,575
5.00%, 8/01/31	4,415	4,821,003
Port Authority of New York & New Jersey, ARB:
Consolidated, 160th Series, 5.65%, 11/01/40	1,800	2,381,526
Consolidated, 169th Series, 5.00%, 10/15/41	1,000	1,113,210
Consolidated, Series 192, 4.81%, 10/15/65	2,000	2,436,540
Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	2,000	2,334,580

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (continued)
Port Authority of New York & New Jersey, Refunding ARB, Consolidated:
177th Series, AMT, 3.50%, 7/15/37	$2,000	$2,074,340
177th Series, AMT, 4.00%, 1/15/43	1,255	1,325,682
178th Series, AMT, 5.00%, 12/01/43	285	328,460
186th Series, AMT, 5.00%, 10/15/44	6,000	7,010,400
189th Series, 5.00%, 5/01/45	1,150	1,380,736
Port Authority of New York & New Jersey, Refunding RB:
178th Series, AMT, 5.00%, 12/01/32	1,000	1,172,440
194th Series, 5.00%, 10/15/41	500	605,545
State of New York Thruway Authority, RB, Junior Lien, Series A:
4.00%, 1/01/51	1,000	1,065,240
4.00%, 1/01/56	1,000	1,065,150
5.25%, 1/01/56	4,850	5,895,806
State of New York Thruway Authority, Refunding RB:
5.00%, 1/01/29	5,000	6,127,250
General, Series I, 5.00%, 1/01/42	280	322,585
General, Series K, 5.00%, 1/01/32	3,500	4,209,450
Series J, 5.00%, 1/01/41	5,750	6,689,607
Triborough Bridge & Tunnel Authority, RB, Series B:
5.00%, 11/15/40	1,290	1,569,259
5.00%, 11/15/45	2,000	2,411,080
Triborough Bridge & Tunnel Authority, Refunding RB:
CAB, Sub-Series A, 0.00%, 11/15/32 (c)	2,480	1,568,451
General, CAB, Series B, 0.00%, 11/15/32 (c)	4,445	2,892,673
General, Series A, 5.00%, 11/15/50	1,000	1,180,100
Series A, 5.00%, 11/15/24	1,375	1,702,099
Series A, 5.00%, 11/15/41	3,750	4,576,200

8	BLACKROCK NEW YORK MUNICIPAL OPPORTUNITIES FUND	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock New York Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (continued)
Triborough Bridge & Tunnel Authority, Refunding RB (continued):
Series A, 5.00%, 11/15/46	$1,500	$1,818,990

		133,115,815
Utilities — 7.8%
City of New York New York Municipal Water & Sewer System, Refunding RB, Fiscal 2013, Series BB, 5.00%, 6/15/47	2,000	2,371,700
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System:
2nd General Resolution, Fiscal 2015, Series HH, 5.00%, 6/15/39	1,000	1,206,680
Fiscal 2016, Series A, 3.00%, 6/15/36	2,000	2,074,480
Series FF-2, 5.50%, 6/15/40	800	895,672
City of New York New York Water & Sewer System, RB, Fiscal 2009, Series A:
5.75%, 6/15/18 (b)	115	124,525
5.75%, 6/15/40	385	417,398
Long Island Power Authority, RB, General, Electric Systems:
Series A (AGM), 5.00%, 5/01/36	500	571,465
Series C (CIFG), 5.25%, 9/01/29	3,000	3,873,930
Long Island Power Authority, Refunding RB, Electric System, Series A:
5.50%, 4/01/19 (b)	875	972,895
6.00%, 5/01/19 (b)	2,450	2,763,968
5.00%, 9/01/34	4,280	5,071,372
5.75%, 4/01/39	300	330,894
New York State Environmental Facilities Corp., RB, Series B:
4.00%, 8/15/37	2,120	2,396,702
4.00%, 8/15/46	5,000	5,587,600
State of New York Environmental Facilities Corp., RB, 5.00%, 3/15/45	2,535	3,032,519

Municipal Bonds	Par (000)	Value
New York (continued)
Utilities (continued)
State of New York Environmental Facilities Corp., Refunding RB:
Revolving Funds, New York City Municipal Water, Series B, 5.00%, 6/15/36	$1,000	$1,169,030
Series A, 5.00%, 6/15/45	3,000	3,604,350
Upper Mohawk Valley Regional Water Finance Authority, Refunding RB:
5.00%, 4/01/28	100	125,355
5.00%, 4/01/29	375	467,423
4.00%, 4/01/30	120	137,105
4.00%, 4/01/32	100	113,251
Utility Debt Securitization Authority, Refunding RB, Restructuring:
3.00%, 12/15/32	2,770	2,925,037
Series A, 5.00%, 12/15/34	5,000	6,227,550
Series B, 4.00%, 12/15/35	1,300	1,486,407
Series E, 5.00%, 12/15/41	4,225	5,065,521

		53,012,829
Total Municipal Bonds in New York		580,224,877

Puerto Rico — 1.7%
Housing — 0.4%
Puerto Rico Housing Finance Authority, Refunding RB, M/F Housing, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	2,575	2,758,469
State — 0.4%
Commonwealth of Puerto Rico, GO, Refunding, Series A, 8.00%, 7/01/35 (e)(f)	2,030	1,329,650
Commonwealth of Puerto Rico, GO (e)(f):
Series A, 6.00%, 7/01/38	885	555,346
Refunding Series A, 5.50%, 7/01/39	800	508,000

		2,392,996
Tobacco — 0.5%
Children’s Trust Fund Tobacco Settlement, Refunding RB, Asset-Backed:
5.50%, 5/15/39	415	418,092

BLACKROCK NEW YORK MUNICIPAL OPPORTUNITIES FUND	SEPTEMBER 30, 2016	9

Schedule of Investments (continued)	BlackRock New York Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
Puerto Rico (continued)
Tobacco (continued)
Children’s Trust Fund Tobacco Settlement, Refunding RB, Asset-Backed (continued):
5.63%, 5/15/43	$3,070	$3,044,243

		3,462,335
Utilities — 0.4%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A, 6.00%, 7/01/44	1,785	1,378,627
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A:
6.13%, 7/01/24 (d)	320	256,157
6.00%, 7/01/38	1,190	925,141

		2,559,925
Total Municipal Bonds in Puerto Rico		11,173,725
Total Municipal Bonds — 86.7%		591,398,602

Municipal Bonds Transferred to Tender Option Bond Trusts (g)
New York — 16.7%
County/City/Special District/School District — 2.9%
City of New York New York, GO, Refunding, Series E, 5.00%, 8/01/29	10,000	12,646,900
City of New York New York, GO:
Sub-Series G-1, 5.00%, 4/01/29	750	893,400
Sub-Series I-1, 5.00%, 3/01/36	1,500	1,771,410
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured, 5.00%, 11/15/32	2,000	2,462,500

Municipal Bonds Transferred to Tender Option Bond Trusts (g)	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
City of New York New York Transitional Finance Authority, RB, Future Tax Secured, Sub-Series D-1, 5.00%, 11/01/38	$1,650	$1,941,192

		19,715,402
Education — 0.8%
State of New York Dormitory Authority, LRB, State University Dormitory Facilities, Series A, 5.25%, 7/01/19 (b)	1,350	1,509,692
State of New York Dormitory Authority, RB, Series A, 5.00%, 3/15/44	3,299	3,925,927

		5,435,619
State — 5.0%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	2,100	2,292,533
City of New York New York Transitional Finance Authority, RB, Future Tax Secured, Sub-Series E-1, 5.00%, 2/01/30	8,000	9,988,080
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (h)	2,250	2,650,572
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 4.00%, 10/15/32	1,440	1,649,491
State of New York Dormitory Authority, RB, General Purpose, Series C, 5.00%, 3/15/41	1,000	1,156,090
State of New York Urban Development Corp., Refunding RB, State Personal Income Tax, Series A:
4.00%, 3/15/37	8,740	9,760,046
5.00%, 3/15/45	6,004	7,180,110

		34,676,922
Transportation — 5.6%
Metropolitan Transportation Authority, Refunding RB, Green Bond, SubSeries B-1, 5.00%, 11/15/36	10,000	12,364,999
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	6,495	7,692,583

10	BLACKROCK NEW YORK MUNICIPAL OPPORTUNITIES FUND	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock New York Municipal Opportunities Fund

Municipal Bonds Transferred to Tender Option Bond Trusts (g)	Par (000)	Value
New York (continued)
Transportation (continued)
Port Authority of New York & New Jersey, ARB, Consolidated, 169th Series, AMT, 5.00%, 10/15/26	$1,500	$1,745,835
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	1,950	2,381,359
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 3/15/31	1,560	1,839,724
Triborough Bridge & Tunnel Authority, Refunding RB, Series A, 5.00%, 11/15/41	10,000	12,203,200

		38,227,700
Utilities — 2.4%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System:
2nd General Resolution, Fiscal 2011, Series HH, 5.00%, 6/15/32	2,790	3,262,961
2nd General Resolution, Fiscal 2012, Series BB, 5.00%, 6/15/44	3,751	4,398,676
Series A, 4.75%, 6/15/30	754	775,068
Series A, 4.75%, 6/15/30	3,246	3,337,172
New York State Environmental Facilities Corp., RB, Subordinated SRF Bonds:
3.00%, 6/15/35	2,727	2,813,162

Municipal Bonds Transferred to Tender Option Bond Trusts (g)	Par (000)	Value
New York (continued)
Utilities (continued)
New York State Environmental Facilities Corp., RB, Subordinated SRF Bonds (continued):
4.00%, 6/15/46	$1,503	$1,676,552

		16,263,591
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 16.7%		114,319,234
Total Long-Term Investments (Cost — $672,001,218) — 104.8%		715,179,069

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.63% (i)(j)	5,871,349	5,871,349
Total Short-Term Securities (Cost — $5,871,349) — 0.9%		5,871,349
Total Investments (Cost — $677,872,567*) — 105.7%		721,050,418
Other Assets Less Liabilities — 2.3%		16,289,589
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (8.0)%		(54,859,750)

Net Assets — 100.0%		$682,480,257

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$623,341,209

Gross unrealized appreciation	$43,858,572
Gross unrealized depreciation	(941,926)

Net unrealized appreciation	$42,916,646

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Zero-coupon bond.

(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(e)	Issuer filed for bankruptcy and/or is in default.

(f)	Non-income producing security.

BLACKROCK NEW YORK MUNICIPAL OPPORTUNITIES FUND	SEPTEMBER 30, 2016	11

Schedule of Investments (continued)	BlackRock New York Municipal Opportunities Fund

(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(h)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on February 15, 2019, is $1,191,479.

(i)	During the period ended September 30, 2016, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at June 30, 2016	Net Activity	Shares Held at September 30, 2016	Value at September 30, 2016	Income
BlackRock Liquidity Funds, MuniCash, Institutional Class	11,992,833	(6,121,484)	5,871,349	$5,871,349	$29,849

(j)	Current yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

ACA	American Capital Access Holding Ltd.
AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BARB	Building Aid Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
CIFG	CIFG Assurance North America, Inc.
EDC	Economic Development Corp.
FHA	Federal Housing Administration
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bonds
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency

12	BLACKROCK NEW YORK MUNICIPAL OPPORTUNITIES FUND	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock New York Municipal Opportunities Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation
29	5-Year U.S. Treasury Note	December 2016	$3,523,953	$3,434
(896)	10-Year U.S. Treasury Note	December 2016	$117,488,000	203,047
(673)	Long U.S. Treasury Bond	December 2016	$113,169,156	889,555
(213)	Ultra U.S. Treasury Bond	December 2016	$39,165,375	436,514
Total				$1,532,550

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:.

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK NEW YORK MUNICIPAL OPPORTUNITIES FUND	SEPTEMBER 30, 2016	13

Schedule of Investments (concluded)	BlackRock New York Municipal Opportunities Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$715,179,069	—	$715,179,069
Short-Term Securities	$5,871,349	—	—	5,871,349

Total	$5,871,349	$715,179,069	—	$721,050,418

Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$1,532,550	—	—	$1,532,550
[1] See above Schedule of Investments for values in each sector or political subdivision.
[2] Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$4,701,350	—	—	$4,701,350
Liabilities:
TOB Trust Certificates	—	$(54,792,563)	—	(54,792,563)

Total	$4,701,350	$(54,792,563)	—	$(50,091,213)

During the period ended September 30, 2016, there were no transfers between levels.

14	BLACKROCK NEW YORK MUNICIPAL OPPORTUNITIES FUND	SEPTEMBER 30, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Opportunities Fund of BlackRock Multi-State Municipal Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Opportunities Fund of BlackRock Multi-State Municipal Series Trust

Date: November 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Opportunities Fund of BlackRock Multi-State Municipal Series Trust

Date: November 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Opportunities Fund of BlackRock Multi-State Municipal Series Trust

Date: November 22, 2016